Derivative Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Maximum amount of loss due to credit risk	$ 17,685
Maximum length of time hedged in cash flow hedges	3 years
Maximum maturity period of significant portion of forward and option contracts outstanding	12 months
Typical maturity period of other risk management derivatives	Less than 12 months
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from cash flow hedges recognized in other comprehensive income (loss)	$ 27,578	$ (29,499)	$ 9,460
Gains (Losses) from cash flow hedges recognized in other comprehensive income (loss), net of taxes	20,911	$ (23,432)	$ 9,162
Foreign currency cash flow hedge, reclassified into earnings during fiscal year 2016	$ 9,362